Deferred Tax Position	12 Months Ended
Dec. 31, 2025
Deferred Tax Position [Abstract]
Deferred tax position

10. Deferred tax position

	December 31, 2025	December 31, 2024

Income tax and social contribution to offset (1)	1,533,487	1,212,616
Deferred tax assets (2)	2,075,930	566,237
Total	3,609,417	1,778,853

(1)	Primarily relates to withholding income tax and social contribution on income from financial investments which can be used to settle other federal tax amounts due. For December 31, 2025, the amount of RS 90,450 refers to inflation indexation as “Other income” in the consolidated statements of profit or loss while such amount for December 31, 2024 was R$ 76,571.

(2)	The variation in the period is due to the constitution of deferred tax asset (DTA) by PicPay Instituição de Pagamento and the increase of Bank’s DTA related to provision for credit losses.

10.1 Deferred tax assets

	December 31, 2024	Realization		Additions		December 31, 2025
Temporary differences	492,390	(580,488)		1,458,063		1,369,967
Provisions for credit losses	405,475	(530,898)		1,137,055		1,011,633
Fair value adjustment - Financial assets measured at fair value through profit or loss	69,523	(26,646)		-		42,877
Others	17,393	(22,944	)(1)	321,008	(4)	315,457

Tax loss and social contribution negative basis (2)	73,847	(9,295	)(2)	641,411	(3)	705,963
Total	566,237	(589,783)		2,099,474		2,075,930

(1)	The realization refers to the payment of the profit sharing programs.

(2)	The realization refers to the subsidiary Guiabolso Finanças e Correspondente Bancário e Serviços Ltda., which has been occurring in taxable profit since January, 2025.

(3)	In 2025, PicPay reported accounting and taxable income, consolidating the prospect of recoverability of deferred tax assets. Therefore, deferred tax assets have been recognized based on the projection of future taxable income supported by approved business plans and budgets.

(4)	The amounts mainly represent temporary adjustments for the fiscal year ending December 31, 2025, including adjustments related to profit sharing, long-term incentives, contingencies, among others.

10.2 Deferred tax liability

On December 31, 2025, PicPay Bank recognized a deferred tax liability related to the mark-to-market valuation of DI and DDI futures derivatives. The taxes will be due upon realization of the securities, as permitted by Law.

	December 31, 2024	Realization	Additions	December 31, 2025
Fair value adjustment – future contract (DI and DDI)	-	-	37,791	37,791
Total	-	-	37,791	37,791